Plan Description	12 Months Ended
Dec. 31, 2025
EBP 102
EBP, Description of Plan [Line Items]
Plan Description

1. Plan Description
The following description of the Verizon Savings Plan for Management Employees (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description and Plan Document for a complete description of the Plan’s provisions. The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Eligibility
The Plan provides eligible employees, as defined by the Plan Document, of Verizon Communications Inc. (“Verizon” or “Plan Sponsor”) and certain of its subsidiaries (“Participating Affiliates”) with a convenient way to save for both short-term and long-term needs.
Covered employees are eligible to make before-tax, after-tax or Roth 401(k) contributions or a combination of all three contributions to the Plan and to receive employer-matching contributions upon completion of enrollment in the Plan as soon as practicable following the date of hire. Covered employees who are employed by Verizon or its Participating Affiliates on the last day of the year or who satisfy certain other requirements may receive employer annual discretionary awards (“profit sharing contributions”) under the Plan.
An individual’s active participation in the Plan shall terminate when the individual ceases to be an eligible employee; however, the individual shall remain a participant until the entire account balance under the Plan has been distributed or forfeited.
Participant Accounts
Each participant account is credited with the participant’s contributions, rollovers, employer-matching contributions, profit sharing contributions, and allocations of Plan income. Allocations of Plan income are based on participant account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are always vested in the value of their contributions and earnings thereon. A participant shall be fully vested in the employer-matching and profit sharing contributions allocated to his or her account or Employee Stock Ownership Plan (“ESOP”) account and any income thereon upon completing three years of vesting service or upon death, disability, retirement from Verizon or its Participating Affiliates, attainment of normal retirement age, or involuntary termination (other than for cause).
Forfeitures
Forfeited balances of terminated participants' non-vested accounts are used to reduce future employer-matching contributions and profit sharing contributions. Forfeitures used to reduce employer-matching contributions totaled $25.5 million for the year ended December 31, 2025. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $529,649 and $1.3 million, respectively.
Contributions
The Plan is funded by employee contributions up to a maximum of 50% of eligible compensation (16% for highly compensated employees as defined in the Plan Document) and by employer-matching and profit sharing contributions. For management employees, union represented Verizon Wireless employees and certain union represented employees eligible to participate in the Plan, the employer-matching contributions are equivalent in value to 100% of the first 6% of eligible compensation that the participant contributes to the Plan. For all other union represented employees eligible to participate in the Plan, the employer-matching contributions are equivalent to 100% of the first 4% and 50% of the next 2% of eligible compensation that the participant contributes to the Plan. Employees attaining the age of 50 or older can elect to make additional catch-up contributions to the Plan. Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.
The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan at a contribution rate of 6% of eligible compensation unless they affirmatively elect not to participate in the Plan or elect to contribute at a different rate. Contributions for an automatically enrolled participant are invested in the Target Date Fund that corresponds most closely with the year the participant will turn age 65, until changed by the participant.
Contribution elections for employees contributing less than 6% of their eligible base salary compensation will be automatically increased by 1% unless the employee affirmatively elects to change their election during an opt-out period during the first quarter of the year.
Participant contributions may be made on a before-tax, after-tax or Roth 401(k) basis or a combination of all three. Participants direct their contributions into various investment options offered by the Plan.
Employer-matching contributions and profit sharing contributions made in cash are directed into the same investment options as the participant contributions. Employer-matching and profit sharing contributions may also be provided in Verizon shares, as determined by Verizon. The Verizon shares are held by the Plan in a unitized fund, which means participants do not actually own shares of Verizon common stock but rather own an interest in the fund. There was no profit sharing contribution made for 2025.
Notes Receivable from Participants
The Plan includes a loan provision authorizing participants to borrow an aggregate amount generally not exceeding the lesser of (1) $50,000 or (2) 50% of their vested account balance in the Plan, subject to certain limitations. Loans are generally repaid by payroll deductions. The general term of repayment for loans is a minimum of six months and a maximum of five years (and generally fifteen years for a loan to purchase a principal residence). Each new loan bears interest at a rate based on the prime rate plus one percent as determined on the last business day of the calendar quarter immediately preceding the calendar quarter in which the loan is made. A loan processing fee of $50 is charged to a participant’s savings plan account upon initiation of a new loan. Interest rates for loans outstanding at December 31, 2025 and 2024 were between 3.25% to 10.50%.
Payment of Benefits
Benefits are payable in a lump sum cash payment or periodic partial withdrawals at the direction of the participant. A participant can also elect one of the following optional forms of benefit payment: (1) a lump sum in Verizon shares for investments in the Verizon Company Stock Fund, or the ESOP Shares Fund with the balance in cash, (2) in annual, semi-annual, quarterly, or monthly installments in cash of approximately equal amounts to be paid out for a period of 2 to 20 years, as selected by the participant, or (3) for those participants eligible to receive their distribution in installments as described in (2) above, a pro rata portion of each installment payment in Verizon shares for investments in the Verizon Company Stock Fund or the ESOP Shares Fund, with the balance of each installment in cash.
Administrative Expenses
Plan administrative expenses may include legal, accounting, trustee, recordkeeping, and other administrative fees and expenses associated with maintaining the Plan. The cost of administering the Plan is paid by participants through a combination of fees allocated to each participant’s account and fees that are paid as part of the investment fees that are allocated to the Plan’s investment options. Plan administrative expenses may be reduced by credits provided by the Plan trustee/recordkeeper for the net float income it earns with respect to the Plan.
Master Trust
The Plan holds an interest in the net assets of the Verizon Master Savings Trust (“Master Trust”).
Fidelity Management Trust Company (“Fidelity”) has been designated as the trustee and record keeper of the Master Trust and is responsible for the control and disbursement of the funds and portfolios of the Plan. Fidelity is also responsible for the investment and reinvestment of the funds and portfolios of the Plan, except to the extent that it is directed by Verizon Investment Management Corp. (“VIMCO”) or by third-party investment managers appointed by VIMCO.
Plan Modification and Plan Termination
The Board of Directors of Verizon may terminate or partially terminate the Plan at any time and also may modify, alter or amend the Plan at any time. The most senior Human Resources officer of Verizon also has the right to modify, alter or amend the Plan at any time. The chief legal counsel to the Verizon Employee Benefits Committee may also amend the Plan for changes required by the IRS in connection with a determination letter or voluntary compliance application, changes required for compliance with applicable law, and administrative changes required in connection with a merger, consolidation, or transfer of assets to or from the Plan. No amendment may permit any of the assets held pursuant to the Plan to be used for any purpose other than for the exclusive benefit of the participants and their beneficiaries or for paying reasonable expenses of administering the Plan. In the event the Plan terminates, participants will become fully vested in their accounts.